Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	March 31, 2019		June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	8,959	11%	—	0%
Non-current borrowings
Variable rate borrowings - Hercules	38,581	48%	31,966	54%
	47,540	59%	31,966	54%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	March 31, 2019			June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Low	High		Low	High
Borrowings - USD	10.45%	10.45%	USD 47,540(1)	9.95%	9.95%	USD 31,966(1)
Rate increase by 5%	10.97%	10.97%	USD 261	10.45%	10.45%	USD 159
Rate decrease by 5%	9.93%	9.93%	(USD 261)	9.45%	9.45%	(USD 159)

(1)

Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of March 31, 2019, and loan principal amount of $35.0 million as of June 30, 2018, with principal payments commencing in October 2019.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of March 31, 2019 and June 30, 2018. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	March 31, 2019			June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Low	High		Low	High
Funds invested - USD	1.29%	1.29%	USD 60,984	0.80%	0.80%	USD 99
Rate increase by 10%	1.42%	1.42%	USD 79	0.88%	0.88%	USD 0
Rate decrease by 10%	1.16%	1.16%	(USD 79)	0.72%	0.72%	USD 0

AUD	Low	High		Low	High
Funds invested - AUD	2.75%	2.75%	AUD 600	2.72%	2.72%	AUD 600
Rate increase by 10%	3.03%	3.03%	AUD 2	2.99%	2.99%	AUD 2
Rate decrease by 10%	2.48%	2.48%	(AUD 2)	2.45%	2.45%	(AUD 2)

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	March 31, 2019		June 30, 2018
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	400	1%	—	0%
Non-current borrowings
Borrowings - NovaQuest	31,637	40%	27,431	46%
	32,037	41%	27,431	46%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

The maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s borrowings, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(14,477)	(28,615)	(60,787)	(38,853)	(142,732)	(79,577)
	(14,477)	(28,615)	(60,787)	(38,853)	(142,732)	(79,577)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at March 31, 2019 without taking into account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of pediatric aGVHD.